Derivative Financial Instruments and Hedging	12 Months Ended
Mar. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments and Hedging
27. Derivative Financial Instruments and Hedging
Risk management policy
The Company and its subsidiaries manage interest rate risk through asset-liability management (“ALM”). The Company and its subsidiaries use derivative financial instruments to hedge interest rate risk and avoid changes in interest rates that could have a significant adverse effect on the Company’s results of operations. As a result of interest rate changes, the fair value and/or cash flow of interest sensitive assets and liabilities will fluctuate. However, such fluctuation will generally be offset by using derivative financial instruments as hedging instruments. Derivative financial instruments that the Company and its subsidiaries use as part of the interest risk management include interest rate swaps.
The Company and its subsidiaries appropriately manage exchange rate risk by using means such as foreign currency-denominated loans, foreign exchange contracts and currency swaps to hedge exchange rate volatility in our business transactions in foreign currencies and overseas investments. A certain subsidiary holds futures and foreign exchange contracts for the purpose of economic hedges against minimum guarantee risk of variable annuity and variable life insurance contracts.
By using derivative instruments, the Company and its subsidiaries are exposed to credit risk in the event of nonperformance by counterparties. The Company and its subsidiaries attempt to manage the credit risk by carefully evaluating the content of transactions and the quality of counterparties in advance and regularly monitoring the amount of notional principal, fair value, type of transaction and other factors pertaining to each counterparty.
The Company and its subsidiaries have no derivative instruments with credit-risk-related contingent features as of March 31, 2023 and 2024.

(a) Cash flow hedges
The Company and its subsidiaries designate interest rate swap agreements, foreign currency swap agreements and foreign exchange contracts as cash flow hedges for variability of cash flows originating from floating rate borrowings and forecasted transactions and for exchange fluctuations. Net gains (losses) before deducting applicable taxes on derivative contracts were reclassified from other comprehensive income (loss) into earnings when earnings were affected by the variability in cash flows of the designated hedged item. The amounts of these net gains (losses) after deducting applicable taxes were net losses of ¥4,436 million, ¥1,438 million and net
gain of ¥2,947 million during fiscal 2022, 2023 and 2024, respectively. The amount of net derivative losses, ¥3,815 million, included in other comprehensive income (loss), net of applicable income taxes at March 31, 2024 will be reclassified into earnings within fiscal 2025.
(b) Fair value hedges
The Company and its subsidiaries use financial instruments designated as fair value hedges to hedge their exposure to interest rate risk and foreign currency exchange risk. A certain subsidiary designates foreign exchange contracts to minimize foreign currency exposures on bonds in foreign currencies in the insurance business. The subsidiary also uses interest rate swap agreements to hedge interest rate exposure of the fair values of bonds in foreign currencies in the insurance business.
(c) Hedges of net investment in foreign operations
The Company and its subsidiaries use foreign exchange contracts and borrowings and bonds denominated in foreign currencies to hedge the foreign currency exposure of the net investment in overseas subsidiaries and equity method investments.
(d) Derivatives not designated as hedging instruments
The Company and its subsidiaries entered into interest rate swap agreements, futures and foreign exchange contracts for risk management purposes which are not qualified for hedge accounting. A certain subsidiary holds futures and foreign exchange contracts for the purpose of economic hedges against minimum guarantee risk of variable annuity and variable life insurance contracts.
The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2022 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥16,507	¥1,615	¥0
Foreign exchange contracts	(542)	223	487
Foreign currency swap agreements	(2,075)	559	3,030

(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥4,142	¥0	¥(4,068)	¥0
Foreign exchange contracts	(37,997)	5	37,659	89
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and equity method investments and liquidation losses, net	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(28,498)	¥(104)	¥1,673	¥5
Borrowings and bonds in foreign currencies	(63,922)	0	0	0
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥6	¥(22)
Futures	(1,075)	0	186
Foreign exchange contracts	20,254	1,308	38,330
Credit derivatives held	0	0	(1)
Options held/written and other	0	0	(749)

*
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2022 (see Note 23 “Income and Expenses Relating to Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2023 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥23,838	¥175	¥0
Foreign exchange contracts	(184)	(893)	893
Foreign currency swap agreements	(2,268)	766	905
Options held/written and other	(48)	0	0

(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥2,633	¥0	¥(2,499)	¥0
Foreign exchange contracts	(42,947)	(412)	43,006	332
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and equity method investments and liquidation losses, net	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(21,316)	¥(7,874)	¥7,051	¥(252)
Borrowings and bonds in foreign currencies	(66,947)	0	0	0
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥5	¥(222)
Futures	(855)	0	(1,300)
Foreign exchange contracts	21,659	4,231	49,589
Credit derivatives held/written	0	0	3
Options held/written and other	0	0	1,828

*
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2023 (see Note 23 “Income and Expenses Relating to Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2024 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Interest rate swap agreements	¥(5,090)	¥0	¥(114)	¥0
Foreign exchange contracts	(57)	0	0	0
Foreign currency swap agreements	2,733	0	2,521	(6,299)
Options held/written and other	(1,092)	(0)	0	0

(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense

Interest rate swap agreements	¥(216)	¥0	¥335	¥0
Foreign exchange contracts	(61,917)	(130)	62,028	42
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and equity method investments and liquidation losses, net	Interest expense
Foreign exchange contracts	¥(41,341)	¥(87)	¥14,865
Borrowings and bonds in foreign currencies	(97,221)	0	0
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥4	¥92
Futures	(3,046)	0	1,073
Foreign exchange contracts	40,127	2,980	16,152
Credit derivatives held/written	0	0	(27)
Options held/written and other	0	0	750

*
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2024 (see Note 23 “Income and Expenses Relating to Life Insurance Operations”).

The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax, for fiscal 2022 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(1,233)	¥9	¥0
Options held/written and other	0	0	31

The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax, for fiscal 2023 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(12,299)	¥20	¥0
Options held/written and other	0	0	55
The carrying amount of hedged assets and liabilities recognized in balance sheets in fair value hedges and the cumulative amount of fair value hedging adjustments included in the carrying amount (excluding the effect of changes in foreign exchange rates) at March 31, 2023 is as follows.

Assets as hedged items in fair value hedges			Liabilities as hedged items in fair value hedges
	Millions of yen			Millions of yen
Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount	Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount
Investment in Securities	¥470,204	¥(1,107)	—	¥0	¥0
Installment Loans	13,969	(1)	—	0	0
The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax, for fiscal 2024 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(25,208)	¥31	¥0
Options held/written and other	0	0	57
The carrying amount of hedged assets and liabilities recognized in balance sheets in fair value hedges and the cumulative amount of fair value hedging adjustments included in the carrying amount (excluding the effect of changes in foreign exchange rates) at March 31, 2024 is as follows.

Assets as hedged items in fair value hedges			Liabilities as hedged items in fair value hedges
	Millions of yen			Millions of yen
Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount	Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount
Investment in Securities	¥489,908	¥(1,088)	—	¥0	¥0
Installment Loans	15,882	0	—	0	0

Notional amounts of derivative instruments and other, fair values of derivative instruments and other before offsetting at March 31, 2023 and 2024 are as follows.
March 31, 2023

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥568,864	¥22,798	Other Assets	¥3,311	Other Liabilities
Options held/written and other	9,486	52	Other Assets	88	Other Liabilities
Futures, foreign exchange contracts	933,988	2,735	Other Assets	26,217	Other Liabilities
Foreign currency swap agreements	99,878	1,325	Other Assets	2,426	Other Liabilities
Foreign currency long-term debt	748,396	0	—	0	—
Derivatives not designated as hedging instruments:
Interest rate swap agreements	¥464	¥0	—	¥8	Other Liabilities
Options held/written and other	632,211	30,435	Other Assets	28,335	Other Liabilities
Futures, foreign exchange contracts*	788,361	15,050	Other Assets	10,978	Other Liabilities
Credit derivatives held/written	1,098	3	Other Assets	3	Other Liabilities

*
The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥14,758 million and foreign exchange contracts of ¥5,554 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2023, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥52 million and ¥12 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥200 million and ¥179 million at March 31, 2023, respectively.

March 31, 2024

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥518,990	¥18,889	Other Assets	¥3,722	Other Liabilities
Options held/written and other	44,774	40	Other Assets	1,039	Other Liabilities
Futures, foreign exchange contracts	958,260	2,841	Other Assets	63,703	Other Liabilities
Foreign currency swap agreements	113,962	470	Other Assets	6,563	Other Liabilities
Foreign currency long-term debt	849,630	0	—	0	—
Derivatives not designated as hedging instruments:
Interest rate swap agreements	¥1,930	¥106	Other Assets	¥6	Other Liabilities
Options held/written and other	468,422	15,309	Other Assets	13,355	Other Liabilities
Futures, foreign exchange contracts *	646,085	35,331	Other Assets	7,294	Other Liabilities
Credit derivatives written	1,000	0	—	4	Other Liabilities

*
The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥4,863 million and foreign exchange contracts of ¥524 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2024, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥0 million and ¥9 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥170 million and ¥94 million at March 31, 2024, respectively.

The Company and its subsidiaries have contracted credit derivatives for the purpose of trading. Details of credit derivatives written as of March 31, 2023 and 2024 are as follows.
March 31, 2023

Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative	Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen		Millions of yen
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company*	¥1,000	Less than five years	¥(3)

*	Underlying reference company’s credit ratings are A1 or better rated by rating agencies as of March 31, 2023.

March 31, 2024

Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative	Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen		Millions of yen
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company*	¥1,000	Less than four years	¥(4)

*	Underlying reference company’s credit ratings are A1 or better rated by rating agencies as of March 31, 2024.